Note 7 - Restructuring Costs (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of restructuring expenses [text block]
(US dollars in thousands)	2019	2018	2017
Corporate restructuring – workforce reduction	102	734	-
Corporate restructuring – professional fees	1,776	566	-
Corporate restructuring – terminated projects	139	573	-
Total	2,017	1,873	-